Document and Entity Information	0 Months Ended
Aug. 21, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 21, 2014
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Aug. 21, 2014
Document Effective Date	Aug. 21, 2014
Prospectus Date	Apr. 30, 2014
FPA Crescent Fund | FPA Crescent Fund
Risk/Return:
Trading Symbol	FPACX